Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Undistributed earnings of certain foreign subsidiaries	$ 3,990,000,000
Income taxes paid, net	547,000,000	507,000,000	347,000,000
Income tax loss carryforwards	2,270,000,000
Losses on acquisition	25,000,000
Total losses	1,610,000,000
Expiry date of losses	Between 2015 and 2034
Gross unrecognized tax benefits	202,000,000	238,000,000	279,000,000	252,000,000
Recognized tax benefits	177,000,000	219,000,000	240,000,000
Interest and penalties on the unrecognized tax benefits	24,000,000	42,000,000	49,000,000
Recoveries/(expenses) related to changes in reserves for interest and penalties	18,000,000	7,000,000	(7,000,000)
Decrease in gross unrecognized tax benefits	38,000,000
Decrease in recognized tax benefits	$ 35,000,000